Related Party Transactions Related Party Revenue and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The total purchases and outstanding balances to and from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries were as follows:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Total purchases from Carl Zeiss SMT Holding GmbH & Co. KG	967.7	1,141.6	1,401.0

As of December 31		2017	2018
(in millions)		EUR	EUR

Advance payments and CAPEX funding to Carl Zeiss SMT Holding GmbH & Co. KG		497.5	768.1
Net trade payables to Carl Zeiss SMT Holding GmbH & Co. KG		143.2	58.1